8. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Proceeds from related parties	$ 13,835
Notes payable to related parties	6,503	$ 0
Consulting Fees	128,630	584,018	$ 448,338
Bank of Canada Prime [Member]
Notes payable to related parties	$ 6,503
Effective interest rate	3.70%
Interest expense	$ 0
Related Party 1 [Member]
Proceeds from related parties	7,282
Repayment to related parties	7,282
Related Party 2 [Member]
Proceeds from related parties	6,553
Mr. Newton [Member]
Consulting Fees	$ 16,001
Mr. Daems [Member]
Consulting Fees		$ 45,032	$ 53,304